Balance Sheet Details - Summary of Other Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Related Disclosures [Abstract]
Noncurrent portion of finance lease liabilities	$ 25	$ 31	$ 7
Forward purchase contract	290	290	290
Noncurrent portion of deferred rent			89
Total	$ 315	$ 321	$ 386